Concentration Risk - FP Land LLC (FP Land LLC, predecessor business)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
FP Land LLC, predecessor business
Concentration Risk

Note 2—Concentration Risk

Credit Risk

The Company’s largest tenant, Astoria Farms, a related party (see “Note 3—Related Party Transactions”), accounted for $545,035, or 85.7%, of the Company’s rental income for the three months ended March 31, 2014, and $486,458, or 86.4%, of the Company’s rental income for the three months ended March 31, 2013. If Astoria Farms fails to make rental payments to the Company or elects to terminate its leases, and the land cannot be re-leased on satisfactory terms, there would be a material adverse effect on the Company’s financial performance and the Company’s ability to continue operations.

The Company’s second-largest tenant, Hough Farms, a related party (see “Note 3—Related Party Transactions”), accounted for $73,675, or 11.6%, of the Company’s rental income for the three months ended March 31, 2014, and $58,521, or 10.4%, of the Company’s rental income for the three months ended March 31, 2013. If Hough Farms fails to make rental payments to the Company or elects to terminate its leases, and the land cannot be released on satisfactory terms, there would be a material adverse effect on the Company’s financial performance and the Company’s ability to continue operations.

Geographic Risk

All but one of the Company’s farms are located in five counties in Illinois (Fulton, Schuyler, McDonough, Mason and Tazewell) and one county in Nebraska (Butler). The Company’s farms in Illinois accounted for 88.4% and 89.6% of the rental income recorded by the Company for the three months ended March 31, 2014 and 2013, respectively. The Company’s farms in Nebraska accounted for 11.6% and 10.4% of the rental income recorded by the Company for the three months ended March 31, 2014 and 2013, respectively. The Company’s other farm is located in Walsh, Colorado. Should an unexpected natural disaster occur where the Properties are located, there could be a material adverse effect on the Company’s financial performance and the Company’s ability to continue operations.

Note 2—Concentration Risk

Credit Risk

        The Company's largest tenant, Astoria Farms, a related party (see "Note 3—Related Party Transactions"), accounted for $1,945,833, or 82.8%, of the Company's rental income during the year ended December 31, 2013, and $1,666,840, or 84.4%, of the Company's rental income during the year ended December 31, 2012. If Astoria Farms fails to make rental payments to the Company or elects to terminate its leases, and the land cannot be re-leased on satisfactory terms, there would be a material adverse effect on the Company's financial performance and the Company's ability to continue operations.

        The Company's second-largest tenant, Hough Farms, a related party (see "Note 3—Related Party Transactions"), accounted for $234,083, or 10.0%, of the Company's rental income during the year ended December 31, 2013, and $127,760, or 6.5%, of the Company's rental income during the year ended December 31, 2012. If Hough Farms fails to make rental payments to the Company or elects to terminate its leases, and the land cannot be released on satisfactory terms, there would be a material adverse effect on the Company's financial performance and the Company's ability to continue operations.

Geographic Risk

        All but one of the Company's farms are located in five counties in Illinois (Fulton, Schuyler, McDonough, Mason and Tazewell) and one county in Nebraska (Butler). The Company's farms in Illinois accounted for 87.0% and 87.9% of the rental income recorded by the Company during the years ended December 31, 2013 and 2012, respectively. The Company's farms in Nebraska accounted for 10.0% and 6.5% of the rental income recorded by the Company during the years ended December 31, 2013 and 2012, respectively. The Company's other farm is located in Walsh, Colorado. Should an unexpected natural disaster occur where the Properties are located, there could be a material adverse effect on the Company's financial performance and the Company's ability to continue operations.